Valuation And Qualifying Accounts (Schedule Of Valuation And Qualifying Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 4,339,000	[1]	$ 397,000	[1]	$ 4,202,000	[1]
Additions Charged Against Operations	22,245,000	[1],[2]	5,107,000	[1]	397,000	[1]
Net Recoveries	2,658,000	[1]	1,165,000	[1]	4,202,000	[1],[3]
Balance at End of Year	23,926,000	[1]	4,339,000	[1]	397,000	[1]
Increase in valuation allowances	6,500,000
West Houston Property [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Allowance for Loan and Lease Losses, write offs					3,200,000
Monroe Property [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Allowance for Loan and Lease Losses, write offs	$ 12,000,000

[1]	Includes allowance for doubtful accounts, straight-line rent reserves, allowance for loan losses, tax valuation allowances and other reserves.
[2]	Includes $12 million loan loss reserve related to our Monroe property and a $6.5 million increase in valuation allowances to fully reserve for the net deferred tax asset of one of our taxable REIT subsidiaries.
[3]	Includes $3.2 million of write offs associated with our West Houston property that was sold in 2007.